LOAN FROM SHAREHOLDER: (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Amount of insurance policy taken as guarantee		$ 5,000
Shareholder
Disclosure of detailed information about borrowings [line items]
Loan amount	$ 5,000
Loan term	36 months
Shareholder | Series C preferred shares
Disclosure of detailed information about borrowings [line items]
Maximum amount of warrants exercisable into shares	$ 5,000
Exercise price of warrants	$ 6.078
Maximum amount of preferred shares exchanged	$ 500
Shareholder | First 12 Months
Disclosure of detailed information about borrowings [line items]
Interest rate basis points	0.002%
Shareholder | Every six months
Disclosure of detailed information about borrowings [line items]
Additional interest rate basis points	50.00%